Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents
Cash and Cash Equivalents

6.     Cash and Cash Equivalents:

(a)   Details of cash and cash equivalents and its reconciliation to the statement of cash flows at each period are as follows:

	2016	2017
	MCh$	MCh$
Cash and due from banks:
Cash (*)	665,464	522,869
Current account with the Central Bank (*)	118,501	162,421
Deposits in other domestic banks	8,433	9,922
Deposits abroad	615,769	362,181

Subtotal - Cash and due from banks	1,408,167	1,057,393

Transactions in the course of collection	181,270	226,097
Highly liquid financial instruments (shown in other assets) (**)	25,823	78,069
Repurchase agreements	39,950	76,839

Total cash and cash equivalents	1,655,210	1,438,398

(*) Amounts in cash and Central Bank deposits are mandatory reserve deposits for which the Bank must maintain a minimum specified monthly average balance.

(**) It corresponds to negotiation instruments, available-for-sale and investment instruments, whose terms do not exceed three months from the date of acquisition.

Highly liquid financial instruments:

	2016	2017
	MCh$	MCh$

Financial Assets Held-for-trading	25,823	78,069

Total	25,823	78,069

(b)   Transactions in the course of collection:

Transactions in the course of collection are transactions for which the only remaining step is settlement, which will increase or decrease the funds in the Central Bank or in foreign banks, normally occurring within 24 to 48 business hours and are detailed as follows:

	2016	2017
	MCh$	MCh$
Assets
Documents drawn on other banks (clearing)	191,105	204,624
Funds receivable	15,867	51,344

Subtotal transactions in the course of collection	206,972	255,968

Liabilities
Funds payable	(25,702)	(29,871)

Subtotal transactions in the course of payment	(25,702)	(29,871)

Total transactions in the course of collection	181,270	226,097